Gain (Loss) on Sales and Write-Down of Vessels (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 12, 2024 lease	Dec. 31, 2023 vessel	Dec. 31, 2023 lease	Dec. 31, 2022 vessel	Dec. 31, 2022 lease
Fair Value Asset (Liability)
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure			$ 15,100
Number of vessels						42	10
(Gain) write-down and (gain) loss on sales of vessels (note 19)		$ (27,991)	54,397	$ 0
Assets Held-for-sale, Not Part of Disposal Group		22,323	63,120
Asset Impairment Charges		7,500	44,000
Assets Held-for-sale, Not Part of Disposal Group		$ 22,323	63,120
Asset Impairment Charges	Gain (Write-Down) and Gain (Loss) on Sales of Vessels
The following table provides information on the Company's gain (write-down) and gain (loss) on sales of vessels for the years presented in these consolidated financial statements:

Segment	Asset Type	December 31, 2023 $	December 31, 2022 $	December 31, 2021 $
LNG (notes 6 and 19a)	LNG Carriers	35,807	(52,004)	—
NGL (note 19b)	Multi-gas Carriers	(7,816)	(2,393)	—
Gain (write-down) and gain (loss) on sales of vessels		27,991	(54,397)	—
a)In March 2022, the carrying values of two of the Company's LNG carriers, the Seapeak Arctic and the Seapeak Polar, were written down to their estimated fair values, using appraised values, as a result of changes in the Company's expectations of these vessels' future opportunities subsequent to the completion of their time-charter contracts in April 2022. The total impairment charge of $44.0 million for both vessels is included in gain (write-down) and gain (loss) on sales of vessels for the year ended December 31, 2022 in the Company's consolidated statement of income.
In December 2022, the Company recorded a further write-down on the Seapeak Arctic to its estimated sales value of $15.1 million based on its expected selling price as the vessel was being marketed for sale. The write-down of $8.0 million is included in gain (write-down) and gain (loss) on sales of vessels for the year ended December 31, 2022 in the Company's consolidated statement of income. As at December 31, 2022, the vessel was presented as held for sale in the Company's consolidated balance sheet. In February 2023, the Seapeak Arctic was sold for net proceeds of $14.9 million, resulting in a loss on sale of $1.0 million, which is included in gain (write-down) and gain (loss) on sales of vessels for the year ended December 31, 2023 in the Company's consolidated statement of income.
In March 2023, the carrying value of the Seapeak Polar was further written-down to its estimated fair value, based on the recent sale of a similar vessel, as a result of further changes in the Company's expectations of this vessel's future opportunities subsequent to the completion of its time-charter contract in May 2023. The impairment charge of $7.5 million is included in gain (write-down) and gain (loss) on sales of vessels for the year ended December 31, 2023 in the Company's consolidated statement of income. In June 2023, the Seapeak Polar was sold for net proceeds of $14.7 million, resulting in a gain on sale of $0.5 million, which is included in gain (write-down) and gain (loss) on sales of vessels for the year ended December 31, 2023 in the Company's consolidated statement of income.
b)In December 2023, the Company signed memorandum of agreements for the sales of the Seapeak Camilla, the Seapeak Cathinka and the Seapeak Napa multi-gas carriers for total net proceeds of $22.3 million and recorded a write-down of $3.6 million based on the expected net sales proceeds, which is included in gain (write-down) and gain (loss) on sales of vessels for the year ended December 31, 2023 in the Company's consolidated statement of income. As at December 31, 2023, the vessels were classified as held for sale in the Company's consolidated balance sheet. In February 2024, the Seapeak Napa was delivered to its buyer. In March 2024, the Seapeak Cathinka was delivered to its buyer. The Seapeak Camilla is expected to be delivered to its buyer in the second quarter of 2024 (see Note 21).
In December 2023, the carrying value of the Seapeak Pan multi-gas carrier was written down to its estimated fair value as a result of changes in the Company's expectations of the vessel's future opportunities. The estimated fair value was determined with reference to the selling price from the recent sales of similar vessels, feedback from recent selling efforts relating to the vessel, the condition of one of the vessels which is required to undergo a scheduled drydocking in the first quarter of 2024 and prevailing prices for the recycling of vessels. The impairment charge of $4.5 million for the vessel is included in gain (write-down) and gain (loss) on sales of vessels for the year ended December 31, 2023 in the Company's consolidated statement of income.
In November 2021, the Company signed a memorandum of agreement for the sale of the Sonoma Spirit multi-gas carrier. The vessel was delivered to its buyer in June 2022 for net proceeds of $10.0 million, resulting in a gain on sale of $0.2 million, which is included in gain (write-down) and gain (loss) on sales of vessels for the year ended December 31, 2022 in the Company's consolidated statement of income.
		In November 2022, the Company signed memorandum of agreements for the sales of the Seapeak Unikum and the Seapeak Vision multi-gas carriers for total net proceeds of $48.0 million and recorded a write-down of $2.6 million based on the expected net sales proceeds, which is included in gain (write-down) and gain (loss) on sales of vessels for the year ended December 31, 2022 in the Company's consolidated statement of income. As at December 31, 2022, these vessels were classified as held for sale in the Company's consolidated balance sheet. The Seapeak Unikum was delivered to its buyer in March 2023 for net proceeds of $24.7 million, resulting in a gain on sale of $0.2 million, which is included in gain (write-down) and gain (loss) on sales of vessels for the year ended December 31, 2023 in the Company's consolidated statement of income. The Seapeak Vision was delivered to its buyer in April 2023 for net proceeds of $24.0 million, which approximated its net book value.
Seapeak Arctic
Property, Plant and Equipment [Line Items]
(Gain) write-down and (gain) loss on sales of vessels (note 19)		$ 1,000
Asset Impairment Charges			8,000
Sonoma Spirit
Property, Plant and Equipment [Line Items]
(Gain) write-down and (gain) loss on sales of vessels (note 19)			(200)
Natural Gas Liquid Segment
Property, Plant and Equipment [Line Items]
Number of vessels | vessel						46
(Gain) write-down and (gain) loss on sales of vessels (note 19)		(7,816)	(2,393)	0
Asset Impairment Charges			2,600
LNG segment
Property, Plant and Equipment [Line Items]
Number of vessels | vessel						49
(Gain) write-down and (gain) loss on sales of vessels (note 19)		(35,807)	(52,004)	$ 0
LNG Carriers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel								2
NGL Carriers
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property Held-for-sale		24,000
LNG and NGL Carriers
Property, Plant and Equipment [Line Items]
(Gain) write-down and (gain) loss on sales of vessels (note 19)			(54,397)
LPG Carriers [Member]
Property, Plant and Equipment [Line Items]
Assets Held-for-sale, Not Part of Disposal Group			48,000
Assets Held-for-sale, Not Part of Disposal Group			48,000
LPG Carriers [Member] | Sonoma Spirit
Property, Plant and Equipment [Line Items]
Proceeds from sales of investment in equity-accounted joint venture and vessels (notes 7a(viii) and 19)			$ 10,000
LPG Carriers [Member] | Seapeak Unikum
Property, Plant and Equipment [Line Items]
(Gain) write-down and (gain) loss on sales of vessels (note 19)		(200)
Proceeds from Sale of Property Held-for-sale		24,700
LNG Carriers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels						9	9	9
(Gain) write-down and (gain) loss on sales of vessels (note 19)		(500)
Proceeds from Sale of Property Held-for-sale		14,700
LNG Carriers [Member] | Seapeak Arctic
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property Held-for-sale		14,900
NGL Carriers
Property, Plant and Equipment [Line Items]
Number of vessels					2	10	10	10	10
Proceeds from Sale of Property Held-for-sale	$ 22,300
Asset Impairment Charges		3,600
NGL Carriers | Seapeak Pan
Property, Plant and Equipment [Line Items]
Asset Impairment Charges		$ 4,500